May 7, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

Re:	PFM Funds
Rule 497(j) Certification Relating to Registration Statement on Form N-1A
(File Nos.: 033-10754 and 811-04933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, PFM Funds (the "Trust") hereby certifies that the definitive forms of prospectus and statement of additional information dated September 29, 2008, as supplemented through May 4, 2009, for the Trust’s Government Series and Institutional Class, IllinoisPrime Class and Independent Schools and Colleges Class of Prime Series that would have been filed under paragraph (c) of Rule 497, each do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485 (b) as Post-Effective Amendment No. 41 on May 5, 2009.

Very truly yours,

By:           /s/ Daniel R. Hess
Name:      Daniel R. Hess
Title:        Assistant Secretary/Assistant Treasurer